Financial Assets And Financial Liabilities - Summary Of Loans And Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current
Loans and borrowings	€ 66,659	€ 80,861
Lease liabilities	31,742	34,063
Total	98,401	114,924
Current
Loans and borrowings	131,810	126,496
Derivative warrant liabilities	2,168	3,119
Lease liabilities	4,664	4,914
Total	138,642	134,529
Loans [Member]
Non-current
Loans and borrowings	66,659	80,861
Current
Loans and borrowings	43,179	32,037
Working Capital Line of Credit and Others [Member]
Current
Loans and borrowings	€ 88,631	€ 94,459